Income Taxes - Geographic Components of Income before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Income before Income Taxes	$ 497	$ 418
Income (Loss) from Continuing Operations before Income Taxes, Domestic	115	83
Income (Loss) from Continuing Operations before Income Taxes, Foreign	$ 382	$ 335